PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 102.4%
Asset-Backed Securities 21.7%
Automobiles 0.6%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		1,329	$1,356,351
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.950(c)	12/26/31		772	781,710
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		398	398,462
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		1,135	1,140,714
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,241,173
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,608,053
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,689,927
Series 2021-01A, Class D, 144A	1.620	11/14/30		200	197,283
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,906,598
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,851,459
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,660,940
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		3	3,147
Series 2023-A, Class E, 144A	10.068	06/15/33		90	90,753

Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30		1,250	1,262,196
					22,188,766
Collateralized Loan Obligations 18.2%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.855(c)	04/20/37		19,500	19,579,289
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.625(c)	06/15/34	EUR	1,000	1,141,673
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.625(c)	06/15/34	EUR	4,000	4,566,694

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.862(c)	07/22/37		16,000	16,071,688
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.745(c)	01/22/38	EUR	5,000	5,721,369
Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.662(c)	01/22/38		14,250	14,294,494
Arbour CLO DAC (Ireland), Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.326(c)	04/15/34	EUR	5,000	5,702,757
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.068(c)	07/15/30		1,099	1,098,814
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.649(c)	04/18/35		1,500	1,502,488
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.004(c)	10/21/34	EUR	3,000	3,421,654
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.744(c)	04/24/34	EUR	2,800	3,177,785

Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.945(c)	04/20/37		19,500	19,576,473
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.750(c)	01/25/35		4,740	4,745,559
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118(c)	07/15/37		10,000	10,046,270
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.725(c)	03/15/32	EUR	1,362	1,551,358
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,098,721
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.139(c)	04/25/37	EUR	6,000	6,913,267

CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.704(c)	01/22/31		2,537	2,538,912

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.855%(c)	04/20/37		15,000	$15,059,590
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.287(c)	10/20/34		11,335	11,332,879
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.665(c)	04/20/35		2,750	2,755,154
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.945(c)	04/20/37		10,000	10,038,227
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	01/20/38		16,750	16,733,213
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.195(c)	10/20/36		10,000	10,059,908
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.845(c)	04/20/37		10,000	10,039,854
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.325(c)	04/20/37		10,000	10,063,585
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		17,500	17,526,250
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.755(c)	07/20/37		13,395	13,440,542
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.952(c)	04/22/37		5,050	5,069,408

Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.649(c)	05/24/38	EUR	17,500	20,016,095
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.389(c)	07/25/37	EUR	7,000	8,045,303
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.989(c)	07/25/37	EUR	13,750	15,894,118
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.274(c)	10/19/38	EUR	15,750	17,919,982
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.678(c)	01/26/38	EUR	6,000	6,857,897
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.698(c)	01/26/38	EUR	5,000	5,726,334

Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.676(c)	07/15/38	EUR	6,500	7,435,988
Invesco Euro CLO DAC (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	07/15/34	EUR	9,250	10,545,454
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.426(c)	04/15/35	EUR	10,000	11,323,544
KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.659(c)	04/15/34		3,300	3,304,950
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	2.816(c)	05/25/34	EUR	2,500	2,835,673
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.608(c)	10/15/32		5,465	5,471,059
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.249(c)	04/18/37		10,000	10,048,185

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.575(c)	01/20/38		12,500	12,570,005
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.387(c)	04/21/31		11,083	11,105,802
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	20,000	22,900,102
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.493(c)	05/15/37	EUR	4,150	4,796,613

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.379(c)	10/18/35		10,000	10,056,739
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.626(c)	01/15/38	EUR	10,000	11,412,377
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	0.000(c)	01/15/38	EUR	10,000	11,412,000
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.749(c)	10/15/39	EUR	15,000	17,094,788

Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.574(c)	04/20/35	EUR	10,000	11,429,406
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.872(c)	04/17/37		18,000	18,075,373
Rockford Tower CLO Ltd., Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.175(c)	10/20/35		11,500	11,532,052
Rockford Tower Europe CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/37	EUR	8,335	9,493,719

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.617%(c)	04/20/31		593	$594,209
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715(c)	10/20/37		12,950	13,002,454
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.876(c)	07/15/36	EUR	13,250	15,151,999
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.425(c)	07/20/37		5,000	5,025,334
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.268(c)	01/15/36		13,250	13,320,566
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	9,000	10,294,381
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.609(c)	04/15/38	EUR	8,000	9,060,662

Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.918(c)	04/25/37		6,000	6,022,450
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.268(c)	01/15/37		12,500	12,574,028
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.749(c)	10/18/37		15,000	15,059,169
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.769(c)	07/15/31		11,300	11,342,922
					639,619,607
Consumer Loans 0.9%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		2,350	2,371,466
Series 2024-B, Class E, 144A	7.350	09/15/29		1,250	1,252,506
Series 2024-X02, Class D, 144A	6.080	12/17/29		4,200	4,221,518
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620	02/15/33		5,000	5,010,645
Series 2025-02A, Class D, 144A	5.600	07/15/33		9,500	9,506,402

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		3,000	3,035,702
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		4,800	4,912,435
Series 2023-01A, Class D, 144A	7.490	06/14/38		200	207,261
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,562,751
					33,080,686
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32		5,000	5,011,458
Equipment 0.1%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30		1,500	1,567,788
Home Equity Loans 0.8%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	5.667(c)	10/25/34		437	432,191
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	5.427(c)	11/25/33		3,177	3,246,141
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	5.647(c)	06/25/43		41	40,918
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.562(c)	01/25/34		1,184	1,192,696

BRAVO Residential Funding Trust, Series 2025-CES01, Class A1A, 144A	5.703	02/25/55		382	383,812

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	5.307%(c)	01/25/35		732	$727,622
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.448(c)	05/20/54		1,019	1,026,444
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.166(c)	08/25/33		379	419,992
RCKT Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.503	02/25/55		4,370	4,375,423
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		471	471,480
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64		3,750	3,741,567
Series 2025-CES01, Class A2, 144A	5.926	02/25/55		5,053	5,105,753
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55		3,500	3,530,546
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55		3,000	3,035,846
					27,730,431
Other 0.3%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		414	402,824
Series 2023-04C, Class A, 144A	6.480	03/20/57		846	818,770
Series 2024-01GS, Class A, 144A	6.250	06/20/57		1,983	1,922,855

Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		604	629,946
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		3,251	3,242,953
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		823	795,626
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,374	3,197,034
					11,010,008
Residential Mortgage-Backed Securities 0.5%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.107(c)	08/25/32		208	205,072
Series 2003-04, Class 1A5	4.887	05/25/33		223	217,258

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	5.097(c)	02/25/35		136	126,498
Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.517(c)	11/25/34		4	4,380
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32		42	41,054
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.517(c)	09/25/33		623	620,641
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	5.227(c)	08/25/34		328	309,145
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	5.262(c)	03/25/35		1,209	1,142,859
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.907(c)	06/25/34		431	423,345
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835	03/25/55		5,386	5,361,224
Series 2025-NPL07, Class A1, 144A	5.657	07/25/55		4,700	4,698,106

Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.315(c)	09/25/34		1,376	1,413,965
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.144(c)	03/15/26	EUR	3,192	2,714,234
					17,277,782

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.100%(c)	06/25/47	799	$814,543
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	1,599	1,514,096
Series 2019-A, Class R, 144A	0.000	10/25/48	1,210	432,046
				2,760,685

Total Asset-Backed Securities (cost $744,589,917)				760,247,211
Commercial Mortgage-Backed Securities 4.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35	2,700	2,335,500
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35	2,700	2,268,000
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.442(c)	04/15/42	3,380	3,380,000
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.892(c)	04/15/42	3,160	3,158,026
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	2,650	2,427,782
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	900	804,644
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	1,490	1,288,001
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.596(c)	10/15/37	5,745	5,743,205
Series 2024-05C29, Class XD, IO, 144A	2.673(cc)	09/15/57	28,469	2,778,201

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	0.814(cc)	07/15/56	50,571	1,086,657
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.931(c)	07/15/41	4,400	4,389,021
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.031(c)	08/15/26	3,059	3,051,443

BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.592(c)	03/15/42	5,030	4,979,804
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	5,350	5,399,964
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.156(c)	09/15/38	2,024	2,013,952
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	4,300	4,495,500
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41	1,900	1,890,950
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.730(c)	08/15/42	7,050	7,050,000
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.834(c)	04/15/40	4,000	4,000,029
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.432(c)	03/15/41	5,600	5,601,810
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.335(c)	03/15/30	5,000	4,962,994
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.171(cc)	02/10/48	123,049	1,230
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,675,194
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	5,300	140,161

FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.330(cc)	03/25/26	19,318	116,709
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.406(c)	10/15/36	2,130	2,129,006
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	6,900	6,929,397
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.000(c)	11/25/41	6,445	6,457,159
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40	5,010	5,164,729
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40	2,575	2,650,779

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.412(cc)	02/15/48	52,766	528
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50	5,000	4,832,445

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.463%(cc)	04/15/46		23,322	$63,647
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		4,935	1,121,727

LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.932(c)	06/15/39		2,930	2,926,338
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.057(c)	04/15/38		5,261	5,265,798
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.956(c)	03/15/36		2,350	2,221,957
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.206(c)	03/15/36		1,400	1,292,219

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,665,178
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.408(c)	01/23/32	GBP	9,317	12,333,191
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.492(c)	03/15/35		3,925	3,900,518
Taurus DAC (United Kingdom), Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	7.042(c)	07/20/35	GBP	1,800	2,378,116
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		2,900	2,929,124
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.633(c)	10/15/41		1,500	1,507,672
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.282(c)	10/15/41		2,500	2,508,557

Total Commercial Mortgage-Backed Securities (cost $149,233,576)					146,316,862
Corporate Bonds 20.2%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		9,286	9,163,466
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,378,549
Sr. Unsec’d. Notes	3.250	02/01/35		5,710	4,820,130
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		525	526,969
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		450	461,250
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		350	363,352
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		524	525,310

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30		1,770	1,884,395
					23,123,421
Agriculture 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29		3,398	3,284,571
Gtd. Notes, 144A, MTN	5.500	02/01/30		3,200	3,285,858
					6,570,429
Airlines 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A(h)	4.750	10/20/28		9,148	9,147,908
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.300	02/15/27		1,172	1,171,748
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		645	641,100
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	165,920
					11,126,676

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29		1,125	$1,046,474
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29		825	743,319
					1,789,793
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		3,000	2,926,407
Sr. Unsec’d. Notes	3.375	11/13/25		2,650	2,634,729
Sr. Unsec’d. Notes	4.125	08/17/27		600	584,785
Sr. Unsec’d. Notes	5.800	03/05/27		1,035	1,041,507
Sr. Unsec’d. Notes	5.875	11/07/29		2,310	2,316,605
Sr. Unsec’d. Notes	6.800	05/12/28		625	644,687
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27		2,355	2,384,992
Sr. Unsec’d. Notes	5.800	01/07/29		695	716,344

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.400	06/23/32		4,375	4,437,226
Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	7,700	8,943,830
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(h)	5.050	03/27/28		8,020	8,058,132
Gtd. Notes, 144A	5.350	03/27/30		2,055	2,083,345
Gtd. Notes, 144A(h)	5.650	03/25/32		1,750	1,766,210
					38,538,799
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.150	09/13/34		540	522,587
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30		100	102,728
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29		375	385,971
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		5,600	5,559,235
					6,570,521
Banks 2.5%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		3,700	3,712,861
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,055	1,035,546
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30		2,200	2,263,514
Sr. Non-Preferred Notes	5.552(ff)	03/14/28		3,400	3,447,534

Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36		945	841,334
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29		1,450	1,443,242
Bank of Montreal (Canada), Jr. Sub. Notes	7.300(ff)	11/26/84		2,380	2,448,425
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.086(ff)	02/25/29		6,800	6,872,364
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26		2,415	2,432,083
Sr. Unsec’d. Notes, 144A	5.875	04/30/29		2,200	2,287,303

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125%(ff)	08/15/29(oo)	6,365	$6,513,897
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	4,042	4,084,770
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	811,950
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	969,919
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	5,265	5,243,565

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	3,745	3,724,872
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	2,065	2,080,551
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	3,300	3,513,796

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	187,106
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,353
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,908,134
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	134,028
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,286,874

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,525,626
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,711,874
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,483,080
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,721,168

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	8,036,839
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,084,394
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32	3,100	2,677,544
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,509,625
				88,028,171
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	1,875	1,724,119
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27	2,400	2,275,738
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,139,218
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	240	246,194
				5,385,269
Chemicals 1.1%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,249,999
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	1,112,715
Gtd. Notes, 144A	4.500	01/10/28	1,630	1,246,950
Gtd. Notes, 144A	4.500	01/31/30	629	442,502
Gtd. Notes, 144A(a)	8.500	01/12/31	7,471	5,846,058

Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	1,075	1,119,788
DuPont de Nemours, Inc., Sr. Unsec’d. Notes(h)	4.725	11/15/28	4,070	4,118,003
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	213	192,117

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCP SA (Morocco), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		5,469	$5,687,243

Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28		2,425	2,543,314
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30		4,780	4,888,410
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	345,450
Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A(a)	5.650	06/04/29		3,060	3,151,026
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,375,931
					39,319,506
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,150	878,312
Commercial Services 0.4%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		935	888,072
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		3,950	3,628,102
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	211,454
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		3,650	3,723,228
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	682,864
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700	06/01/34		110	122,677
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.250	06/15/33		360	373,032
Sr. Unsec’d. Notes, 144A	7.000	06/15/30		900	929,325

Service Corp. International, Sr. Unsec’d. Notes(a)	5.750	10/15/32		730	731,641
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	295,762
Gtd. Notes(a)	5.250	01/15/30		700	698,598
					12,284,755
Computers 0.2%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		5,225	5,183,853
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	626,464
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	824,647
					6,634,964
Diversified Financial Services 0.8%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	946,116
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,365,919
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31		935	1,052,426

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	8.375%	04/01/32		610	$623,051
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28		400	385,825
Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	6,400	8,647,640
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27		1,605	1,631,324
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31		1,675	1,689,377
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,200	1,144,507
Gtd. Notes	6.625	05/15/29		1,750	1,787,046
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		2,600	2,492,192
Gtd. Notes, 144A	7.875	12/15/29		710	749,205

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,113,332
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26		3,646	3,555,990
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25		1,052	1,052,020
					28,235,970
Electric 1.4%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26		1,635	1,643,695
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25		2,075	2,074,453
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		3,150	3,115,413
Sr. Sec’d. Notes, 144A	7.750	02/02/27		567	560,774
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,474,363
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,695	2,666,996

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27		382	371,382
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	41,118
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		6,560	6,654,283
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,337	1,358,165
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		213	216,372
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		290	305,950
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		3,984	4,203,120

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,000	2,924,700
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		877	857,451
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500	03/13/31		1,200	1,236,000
Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,439,254
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,350,117
Gtd. Notes, 144A	3.875	02/15/32		1,050	959,023
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		1,800	1,985,436
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,276,053

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)		4,125	$4,208,602
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,523,863

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		2,025	2,022,566
					48,469,149
Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,128,294
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	744,351
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,838,799
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,941,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	216,775
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	348,893
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,859,572
					14,077,684
Entertainment 0.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		4,575	4,325,349
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,495,823

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,525	1,525,120
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		800	779,663
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	674,626

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		475	293,408
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32		1,255	1,327,908
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,193,031
Gtd. Notes, 144A(a)	7.125	02/15/31		680	723,125
					12,338,053
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	321,237
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		450	457,447
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,131,100
Sr. Sec’d. Notes, 144A	8.000	09/15/28		3,600	3,366,901

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	6,950	8,710,872
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	255,895
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	166,288
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,171,302

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes	6.250%	07/01/33	2,270	$2,384,823
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	225	214,929
Gtd. Notes, 144A	6.375	03/01/33	1,055	1,057,107

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30	8,270	7,535,546
				27,452,210
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25	400	403,246
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32	3,085	3,225,367
				3,628,613
Gas 0.1%
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26	1,350	1,328,980
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33	438	472,976
Sr. Sec’d. Notes, 144A	7.750	05/01/35	733	803,853
				2,605,809
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,710	1,630,728
Healthcare-Services 0.2%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	4,450	4,246,776
Elevance Health, Inc., Sr. Unsec’d. Notes	4.650	01/15/43	120	104,114
Select Medical Corp., Gtd. Notes, 144A(a)	6.250	12/01/32	495	494,649
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.875	11/15/31	1,200	1,277,673
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.300	06/15/35	1,255	1,269,056
				7,392,268
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	10,314	10,937,211
Home Builders 0.2%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	149,620
Gtd. Notes	7.250	10/15/29	3,475	3,496,419

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	1,000	990,846
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,580,682
				7,217,567

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125%	06/15/30		275	$274,355
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		355	345,063
Sr. Unsec’d. Notes	6.625	05/15/32		185	176,987
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		510	534,996

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		325	123,473
					1,180,519
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30		3,300	3,408,839
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29		1,614	1,611,622
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		32	35,214
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39		54	60,540
					5,116,215
Internet 0.1%
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33		1,494	1,523,371
United Group BV (Slovenia), Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	2,950	3,475,986
					4,999,357
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		1,600	1,599,344
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32		3,530	3,603,954
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.875	11/01/29		580	580,209
Gtd. Notes, 144A	7.375	05/01/33		375	365,703
Gtd. Notes, 144A(a)	7.500	09/15/31		1,000	999,544

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28		575	599,438
					7,748,192
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27		281	283,931
Gtd. Notes, 144A	5.750	03/15/30		2,050	2,079,469
Sr. Sec’d. Notes, 144A	4.000	08/01/28		125	120,931
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26		589	589,442
Sr. Sec’d. Notes, 144A	8.125	01/15/29		550	576,659
Sr. Unsec’d. Notes, 144A	6.750	02/01/32		995	1,017,387
Sr. Unsec’d. Notes, 144A	7.750	02/15/29		1,700	1,797,614
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.500	08/31/26		950	952,827
Sr. Unsec’d. Notes, 144A	5.500	04/01/28		25	25,264
Sr. Unsec’d. Notes, 144A	5.625	09/30/31		845	851,211

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27		575	$572,125
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29		875	870,301
					9,737,161
Lodging 0.2%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31		545	519,221
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		700	693,875
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		2,400	2,369,811
Gtd. Notes	6.125	09/15/29		1,675	1,699,451
Gtd. Notes(a)	6.500	04/15/32		1,800	1,829,389

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.400	08/08/28		344	347,763
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27		1,025	1,021,156
					8,480,666
Machinery-Diversified 0.1%
AGCO Corp., Gtd. Notes	5.450	03/21/27		850	857,896
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		850	890,447
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		1,875	1,988,647
					3,736,990
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30		1,300	1,234,881
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	2.250	01/15/29		1,220	1,120,584
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		400	263,325
Gtd. Notes, 144A	4.125	12/01/30		300	201,548
Gtd. Notes, 144A	5.375	02/01/28		1,600	1,472,011
Gtd. Notes, 144A	5.500	04/15/27		1,500	1,452,344
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	467,613
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		3,325	1,636,764
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		425	309,996
Gtd. Notes	7.375	07/01/28(d)		350	268,573
Gtd. Notes	7.750	07/01/26(d)		550	488,828

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		5,150	5,362,236
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	281,242
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,245,285
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	830,808
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,272,650
					20,908,688

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.4%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375%	11/01/28	730	$697,669
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	445	451,675
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	766	765,043
Gtd. Notes, 144A	8.000	03/01/33	1,800	1,854,000
Sec’d. Notes, 144A	9.375	03/01/29	1,600	1,690,000

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	600	603,000
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	1,200	1,211,906
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	1,000	990,110
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,751,640
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	305	313,012
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	1,425	1,401,973
Gtd. Notes, 144A(a)	6.875	01/30/30	700	720,808
				12,450,836
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27	1,665	1,709,460
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250	04/01/28	4,010	3,970,786
Gtd. Notes	5.100	03/01/30	1,255	1,262,948
				5,233,734
Oil & Gas 1.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	2,760	2,625,252
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	2,440	2,508,145

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	1,400	1,390,788
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	899	1,093,828
Sr. Unsec’d. Notes, 144A(a)	6.625	10/15/32	1,710	1,739,863
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	125	128,694
Gtd. Notes, 144A	8.625	11/01/30	1,975	2,016,366
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	860	840,665
Gtd. Notes, 144A(a)	9.250	02/15/28	326	338,826
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	440	379,553
Sr. Unsec’d. Notes	6.875	04/29/30	2,170	2,172,821
Sr. Unsec’d. Notes	8.625	01/19/29	4,495	4,825,158
Expand Energy Corp.,
Gtd. Notes(a)	4.750	02/01/32	1,775	1,723,989
Gtd. Notes	5.375	02/01/29	725	725,916
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,775	1,713,601
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	703,161

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	04/15/32		500	$480,075

Nabors Industries, Inc., Gtd. Notes, 144A(a)	9.125	01/31/30		1,725	1,708,803
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	09/30/29		351	346,081

Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.625	09/01/30		1,275	1,345,697
Ovintiv, Inc., Gtd. Notes(a)	5.650	05/15/28		2,145	2,198,225
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,025	1,047,669
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,036,974
Gtd. Notes	6.625	01/16/34	GBP	300	386,141
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		2,188	2,129,909
Gtd. Notes	6.500	03/13/27		6,800	6,798,164
Gtd. Notes	6.625	06/15/38		42	34,461
Gtd. Notes	6.700	02/16/32		2,905	2,759,750
Gtd. Notes	6.840	01/23/30		500	492,000
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,770	6,383,100
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,362	1,542,171
Gtd. Notes, MTN	6.875	08/04/26		443	444,506
Gtd. Notes, MTN	8.750	06/02/29		514	540,877

Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26		225	224,122
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,760	2,064,148
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		335	314,920
					57,965,797
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	96,653
Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30		1,000	898,548
Gtd. Notes	6.000	06/15/29		2,375	2,417,440
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,040	2,080,866
Sr. Sec’d. Notes, 144A	6.750	04/15/32		725	742,227

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		125	126,197
					6,265,278
Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		750	702,919
Gtd. Notes, 144A	6.125	08/01/28		725	722,052
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	334,000
Gtd. Notes, 144A	5.000	02/15/29		275	190,028
Gtd. Notes, 144A	5.250	01/30/30		275	176,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31	275	$166,375
Gtd. Notes, 144A	6.250	02/15/29	1,000	707,670
Gtd. Notes, 144A	7.000	01/15/28	275	240,281
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	243,375
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	650	614,915
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	450	389,245

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	420,065
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,190	1,441,214
				6,348,139
Pipelines 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,275	1,263,353
Gtd. Notes, 144A	6.625	02/01/32	580	595,542

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	125	105,027
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,437,401
Sr. Unsec’d. Notes	5.150	03/15/45	55	48,227
Sr. Unsec’d. Notes(a)	5.200	04/01/30	2,690	2,742,370
Sr. Unsec’d. Notes	5.300	04/15/47	125	110,028
Sr. Unsec’d. Notes	5.400	10/01/47	60	53,387
Sr. Unsec’d. Notes	6.250	04/15/49	75	73,996

Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,425,916
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	125,857
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	497,191
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	96,210
Gtd. Notes	4.950	07/13/47	255	213,075
Gtd. Notes	5.650	11/01/28	2,908	3,000,100
Gtd. Notes	5.800	11/01/30	360	375,586
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	905	938,516
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,866,247

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,000	991,933
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	316	330,860
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	70,751
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	69,259
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,361,167

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	5,290	5,289,259
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	450	462,860
Sr. Sec’d. Notes, 144A	6.750	01/15/36	450	462,864

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,952,743
				35,959,725

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375%	08/01/28		1,375	$1,366,873
Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		1,441	1,416,093
COPT Defense Properties LP, Gtd. Notes(a)	2.000	01/15/29		2,170	1,982,249
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,000	835,111
Sr. Unsec’d. Notes	4.750	02/15/28		25	23,171

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29		2,770	2,797,084
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		250	170,800
Gtd. Notes	5.000	10/15/27		200	183,473
Sr. Sec’d. Notes, 144A	8.500	02/15/32		125	130,031

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		1,375	1,323,176
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		925	945,011
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		1,500	1,398,046
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		2,980	3,148,352
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		993	1,003,719
					15,356,316
Retail 1.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,344,118
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,129,481
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		4,122	4,046,027
Sr. Unsec’d. Notes	1.950	08/01/28		4,000	3,710,124
Boots Group Finco LP,
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	500	582,702
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	925	1,242,876
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		623	638,250
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		3,750	3,922,840
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		1,450	1,724,254

CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	14,554,884
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,793,590
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,400,656

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,573,960
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		1,075	1,011,427
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,275,889
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		3,050	2,634,922

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750%	03/01/32		390	$400,476
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		2,550	2,540,762
					49,527,238
Software 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		895	893,427
Gtd. Notes, 144A(a)	9.250	06/01/30		595	598,024
					1,491,451
Telecommunications 1.1%
CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	711,550
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		129	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		44	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		1,188	1,189,009
Digicel International Finance Ltd./Difl US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		3,240	3,263,652
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		872	883,265
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)		4,750	5,005,241
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		1,375	1,388,482
Sr. Sec’d. Notes, 144A	5.000	05/01/28		1,650	1,649,149
Sr. Sec’d. Notes, 144A	8.750	05/15/30		2,000	2,096,995
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		2,625	2,361,942
Sec’d. Notes, 144A	4.875	06/15/29		2,975	2,796,887
Sr. Sec’d. Notes, 144A	6.875	06/30/33		1,220	1,237,743
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30		750	846,547
Sr. Sec’d. Notes, 144A	11.000	11/15/29		3,776	4,288,987

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,798,881
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	471,740
SoftBank Group Corp. (Japan), Sr. Unsec’d. Notes	5.750	07/08/32	EUR	1,200	1,391,057
Sprint LLC, Gtd. Notes	7.625	03/01/26		315	317,158
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	3,206	423,438
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		1,140	1,095,051
Sr. Sec’d. Notes, 144A	11.125	12/31/32		696	668,558

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,250	2,776,980
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	361,460
					38,023,785
Transportation 0.2%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		360	332,906

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27		975	$995,111
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		3,415	3,370,282
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	232,907
Gtd. Notes, 144A(a)	7.125	02/01/32		385	400,812
					5,332,018
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		2,110	2,151,962
Sr. Unsec’d. Notes, 144A(a)	5.350	03/30/29		3,440	3,517,121
					5,669,083

Total Corporate Bonds (cost $701,177,599)					709,535,644
Floating Rate and Other Loans 1.3%
Auto Parts & Equipment 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.106(c)	01/28/32		675	675,282
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28		540	531,615
Term B Loan, 3 Month SOFR + 5.100%	9.409(c)	11/17/28		3,900	3,847,767
					5,054,664
Commercial Services 0.1%
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.980(c)	11/27/31	GBP	975	1,283,610
Diversified Financial Services 0.0%
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.343(c)	03/18/30		1,153	1,156,107
Holding Companies-Diversified 0.0%
Cuppa Bidco BV (Netherlands), Facility B1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,000	954,717
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		196	170,160
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 2 Month SOFR + 5.000%^	9.328(c)	07/10/32		1,097	1,088,265
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	2,700	3,054,159
					4,142,424
Media 0.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.842(c)	01/18/28		987	984,565

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.796%(c)	04/23/30		798	$805,980
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		3,520	3,555,642
					4,361,622
Retail 0.5%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.967(c)	04/29/29	GBP	6,975	9,196,731
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.730(c)	07/01/31	EUR	4,200	4,797,833
The Boots Group (United Kingdom), Term Loan (GBP)	—(p)	07/18/32	GBP	1,575	2,088,939
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 4.500%	8.717(c)	05/16/31	GBP	275	363,254
					16,446,757
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.808(c)	05/25/27		197	196,355
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.606(c)	03/27/32		975	978,900
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.821(c)	04/15/29		1,795	1,784,203
Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	5.079(c)	07/17/29	EUR	6,100	6,958,835
					9,918,293

Total Floating Rate and Other Loans (cost $42,999,856)					44,472,919
Municipal Bonds 0.2%
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	574,036
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	560,055
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	591,738
					1,725,829
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,201,650
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		755	757,617
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		2,000	2,367,408
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40		200	201,538
					2,568,946

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	$148,385
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	111,991

Total Municipal Bonds (cost $7,556,386)				6,514,418
Residential Mortgage-Backed Securities 5.2%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.346(c)	07/01/26	946	947,151
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.550(c)	08/25/34	4,612	4,660,813
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	6.509(cc)	02/25/37	17	17,004
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	6,973	6,612,923
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	593	507,242
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	134,540
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	45,088
Series 2024-RP02, Class B3, PO, 144A	11.412(s)	02/25/63	165	19,451
Series 2024-RP02, Class B4, PO, 144A	14.852(s)	02/25/63	298	23,441
Series 2024-RP02, Class M1, 144A	3.199(cc)	02/25/63	399	328,695
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	304	239,038
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	10	8,656
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	8,977	898
Series 2025-RP01, Class A1, 144A	4.045(cc)	01/25/64	9,825	9,248,843
Series 2025-RP01, Class A2, 144A	4.031(cc)	01/25/64	442	334,392
Series 2025-RP01, Class B1, 144A	4.031(cc)	01/25/64	177	105,350
Series 2025-RP01, Class B2, 144A	4.031(cc)	01/25/64	112	61,683
Series 2025-RP01, Class B3, 144A	4.031(cc)	01/25/64	141	60,861
Series 2025-RP01, Class B4, 144A	4.031(cc)	01/25/64	134	53,029
Series 2025-RP01, Class M1, 144A	4.031(cc)	01/25/64	377	269,653
Series 2025-RP01, Class M2, 144A	4.031(cc)	01/25/64	236	155,055
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	21	18,231
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	11,444	1,144
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	10/25/41	600	613,260
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.500(c)	12/25/41	318	326,139
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.350(c)	01/25/42	1,900	1,946,094
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.600(c)	03/25/42	1,000	1,078,649
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.600(c)	03/25/42	290	308,553
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	03/25/42	1,000	1,030,700
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	06/25/43	1,400	1,463,000
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	07/25/44	250	250,995

Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.800(c)	04/25/34	503	506,245
Fannie Mae REMIC, Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	10,479	10,485,573
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	10/25/41	1,364	1,370,462
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.150(c)	11/25/41	100	100,719
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	09/25/41	100	100,875
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.700(c)	12/25/41	100	101,460
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.850(c)	01/25/42	70	71,284
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.250(c)	04/25/42	2,020	2,081,004
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	05/25/42	200	208,000
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.700(c)	08/25/42	600	645,411

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Freddie Mac REMIC, Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000%(c)	06/25/55		7,058	$7,062,692
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	6.197(cc)	07/25/35		7	6,651
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000	01/25/61		9,462	9,386,137
LHOME Mortgage Trust, Series 2024-RTL05, Class A1, 144A	5.323	09/25/39		6,500	6,475,305
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	05/26/66	EUR	3,100	3,441,650
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.217(c)	01/25/48		763	747,572
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506	02/25/70		6,988	6,987,687
Series 2025-INV01, Class A2, 144A	5.708	02/25/70		783	782,312
Series 2025-INV01, Class A3, 144A	5.860	02/25/70		1,345	1,344,520
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		10,618	86,416
Series 2025-INV01, Class B1, 144A	6.603(cc)	02/25/70		405	396,117
Series 2025-INV01, Class B2, 144A	6.603(cc)	02/25/70		319	302,760
Series 2025-INV01, Class B3, 144A	6.603(cc)	02/25/70		200	180,978
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	580,028
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		10,618	355,692

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.250(c)	04/25/34		710	717,008
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.850(c)	05/25/33		29,981	30,333,806
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	03/29/27		8,005	8,085,570

PRET LLC, Series 2025-NPL05, Class A1, 144A	6.244	05/25/55		10,570	10,578,718
PRET Trust, Series 2025-NPL01, Class A1, 144A	6.063	02/25/55		5,329	5,333,467
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414	08/25/29		8,029	8,045,113
Series 2024-05, Class A1, 144A	5.689	09/25/29		4,454	4,446,921
Series 2025-02, Class A1, 144A	6.469	05/25/30		3,341	3,345,227
Series 2025-04, Class A1, 144A	6.179	06/25/30		11,355	11,370,476
Series 2025-RPL01, Class A1, 144A	4.000	03/25/55		3,614	3,511,640
Series 2025-RPL01, Class A2, 144A	4.000	03/25/55		683	639,606
Series 2025-RPL01, Class A3, 144A	4.000	03/25/55		403	370,629
Series 2025-RPL01, Class M1A, 144A	4.000	03/25/55		393	355,556
Series 2025-RPL01, Class M1B, 144A	4.000	03/25/55		139	123,316
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.050(c)	11/25/31		474	480,990
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.050(c)	07/25/33		374	375,863

RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435	05/25/30		6,517	6,521,430
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	6.063(cc)	12/25/33		160	156,565
VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889	02/25/55		2,873	2,873,193

Total Residential Mortgage-Backed Securities (cost $180,886,041)					182,343,215
Sovereign Bonds 4.6%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		5,320	5,349,952
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	610,506
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		987	978,680

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.500%	11/06/30		6,770	$6,781,847
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,395,625
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		1,637	1,634,545
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,912,128
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,583,345
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,391,770

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		8,700	8,552,100
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A(a)	6.750	09/23/55		9,670	9,792,712
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,812	2,953,132
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	4,202	4,667,947
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,923	6,567,109
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	3,028,025
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		9,630	9,475,920

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		30,000	28,327,500
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	22,945,766
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		11,310	11,310,000
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		5,790	5,816,055
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,588,011
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,870,686
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	719,601
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,043	2,331,472
Sr. Unsec’d. Notes	6.250	05/26/28		937	967,745
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,545,199
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	131,958
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	3,228,455
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		1,942	1,976,587
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	968,205
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	3,056,717

Total Sovereign Bonds (cost $156,423,492)					162,459,300
U.S. Government Agency Obligations 12.0%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,304	1,094,080
Federal Home Loan Mortgage Corp.	2.500	01/01/51		463	383,045
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,586	2,130,117
Federal Home Loan Mortgage Corp.	2.500	04/01/51		6,073	5,013,359
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,936	1,588,846
Federal Home Loan Mortgage Corp.	2.500	07/01/51		455	375,254
Federal Home Loan Mortgage Corp.	2.500	07/01/51		924	761,975
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,421	2,861,824
Federal Home Loan Mortgage Corp.	2.500	01/01/52		907	756,292
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,664	1,369,293
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,551	3,179,465
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,299	1,116,975
Federal Home Loan Mortgage Corp.	3.000	11/01/51		1,795	1,545,098
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,579	1,371,854
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,541	2,178,601
Federal Home Loan Mortgage Corp.	3.000	03/01/52		508	442,187
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,400	2,223,278
Federal Home Loan Mortgage Corp.	3.500	09/01/46		6,209	5,750,676
Federal Home Loan Mortgage Corp.	3.500	01/01/52		7,429	6,662,673
Federal Home Loan Mortgage Corp.	3.500	02/01/52		843	756,581

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	05/01/52	306	$274,301
Federal Home Loan Mortgage Corp.	4.000	05/01/52	5,844	5,400,711
Federal Home Loan Mortgage Corp.	4.000	06/01/52	13,901	12,848,318
Federal Home Loan Mortgage Corp.	4.500	09/01/42	9,798	9,683,352
Federal Home Loan Mortgage Corp.	4.500	06/01/52	980	931,596
Federal Home Loan Mortgage Corp.	4.500	09/01/52	262	249,720
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,229	4,141,411
Federal Home Loan Mortgage Corp.	5.000	08/01/52	1,983	1,936,949
Federal Home Loan Mortgage Corp.	5.000	10/01/52	6,778	6,598,072
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,143	1,117,825
Federal Home Loan Mortgage Corp.	5.000	12/01/52	832	813,818
Federal Home Loan Mortgage Corp.	5.000	01/01/53	2,882	2,818,611
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,413	1,409,555
Federal Home Loan Mortgage Corp.	5.500	01/01/55	29,225	29,078,385
Federal Home Loan Mortgage Corp.	5.500	04/01/55	8,429	8,391,643
Federal Home Loan Mortgage Corp.	5.500	05/01/55	5,455	5,427,231
Federal Home Loan Mortgage Corp.	6.000	11/01/52	5,035	5,120,091
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,586	1,611,232
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,658	1,683,037
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,715	1,754,803
Federal Home Loan Mortgage Corp.	6.000	04/01/53	1,246	1,266,674
Federal Home Loan Mortgage Corp.	6.000	12/01/54	12,108	12,276,705
Federal National Mortgage Assoc.	2.000	TBA	24,500	19,171,619
Federal National Mortgage Assoc.	2.500	TBA	2,500	2,049,041
Federal National Mortgage Assoc.	2.500	02/01/51	1,869	1,542,462
Federal National Mortgage Assoc.	2.500	03/01/51	1,544	1,273,077
Federal National Mortgage Assoc.	3.000	08/01/43	343	306,665
Federal National Mortgage Assoc.	3.000	04/01/48	4,990	4,452,955
Federal National Mortgage Assoc.	3.000	07/01/51	466	401,911
Federal National Mortgage Assoc.	3.000	10/01/51	1,891	1,625,567
Federal National Mortgage Assoc.	3.000	02/01/52	448	383,950
Federal National Mortgage Assoc.	3.000	04/01/52	3,532	3,028,600
Federal National Mortgage Assoc.	3.500	01/01/50	638	590,759
Federal National Mortgage Assoc.	3.500	07/01/51	933	840,105
Federal National Mortgage Assoc.	3.500	04/01/52	277	248,181
Federal National Mortgage Assoc.(h)	3.500	05/01/52	15,850	14,185,696
Federal National Mortgage Assoc.	3.500	06/01/52	1,015	913,958
Federal National Mortgage Assoc.	3.500	06/01/52	2,317	2,082,329
Federal National Mortgage Assoc.	4.000	03/01/48	9,277	8,868,244
Federal National Mortgage Assoc.	4.000	04/01/52	954	887,088
Federal National Mortgage Assoc.	4.000	05/01/52	3,848	3,556,689
Federal National Mortgage Assoc.	4.000	06/01/52	3,158	2,918,403
Federal National Mortgage Assoc.	4.000	04/01/53	1,941	1,798,225
Federal National Mortgage Assoc.	4.500	06/01/52	4,262	4,050,220
Federal National Mortgage Assoc.	4.500	08/01/52	4,698	4,464,974
Federal National Mortgage Assoc.	4.500	11/01/52	3,399	3,230,688
Federal National Mortgage Assoc.	4.500	10/01/53	3,184	3,023,754
Federal National Mortgage Assoc.	4.500	11/01/53	2,882	2,736,018
Federal National Mortgage Assoc.	5.000	TBA	8,500	8,272,180
Federal National Mortgage Assoc.	5.000	07/01/52	2,015	1,971,295
Federal National Mortgage Assoc.	5.000	08/01/52	3,538	3,460,616
Federal National Mortgage Assoc.	5.000	09/01/52	3,579	3,500,613
Federal National Mortgage Assoc.	5.500	TBA	6,500	6,460,255
Federal National Mortgage Assoc.	5.500	TBA	27,500	27,354,408
Federal National Mortgage Assoc.	5.500	10/01/52	742	739,965
Federal National Mortgage Assoc.(k)	5.500	11/01/52	22,187	22,191,865
Federal National Mortgage Assoc.	5.500	07/01/55	7,484	7,446,112
Federal National Mortgage Assoc.	6.000	TBA	19,500	19,751,244
Federal National Mortgage Assoc.	6.000	11/01/52	873	888,148
Federal National Mortgage Assoc.	6.000	12/01/52	1,152	1,173,937
Federal National Mortgage Assoc.	6.000	01/01/53	2,935	2,984,072
Federal National Mortgage Assoc.	6.000	04/01/53	1,221	1,241,740
Federal National Mortgage Assoc.	6.000	12/01/54	2,485	2,520,120

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.000%	10/20/50	8,870	$7,163,598
Government National Mortgage Assoc.	3.500	12/20/51	10,284	9,287,026
Government National Mortgage Assoc.	3.500	01/20/52	1,424	1,284,910
Government National Mortgage Assoc.	3.500	03/20/52	2,356	2,124,728
Government National Mortgage Assoc.	3.500	04/20/52	1,047	943,737
Government National Mortgage Assoc.	4.000	01/20/50	1,775	1,653,045
Government National Mortgage Assoc.	4.000	06/20/52	5,237	4,860,897
Government National Mortgage Assoc.	4.000	08/20/52	6,022	5,593,613
Government National Mortgage Assoc.	4.500	07/20/52	858	818,150
Government National Mortgage Assoc.	4.500	08/20/52	5,765	5,517,527
Government National Mortgage Assoc.	5.000	02/20/54	898	878,592
Government National Mortgage Assoc.	5.500	08/20/54	5,878	5,867,759
Government National Mortgage Assoc.	5.500	09/20/54	5,416	5,405,956
Government National Mortgage Assoc.(h)	5.500	10/20/54	13,855	13,830,698
Government National Mortgage Assoc.	6.500	TBA	2,500	2,562,000

Total U.S. Government Agency Obligations (cost $423,512,147)				422,775,497
U.S. Treasury Obligations 26.8%
U.S. Treasury Bonds	1.625	11/15/50	48,600	25,226,438
U.S. Treasury Bonds	2.250	05/15/41	20,165	14,518,800
U.S. Treasury Bonds	2.375	11/15/49	72,235	45,846,652
U.S. Treasury Bonds	3.000	02/15/49	4,085	2,971,199
U.S. Treasury Bonds	3.250	05/15/42	5,630	4,606,923
U.S. Treasury Bonds(h)	3.375	11/15/48	68,955	53,860,320
U.S. Treasury Bonds	3.625	02/15/53	1,000	804,531
U.S. Treasury Bonds	4.125	08/15/44	30,000	27,164,062
U.S. Treasury Notes	0.625	07/31/26	60,605	58,512,234
U.S. Treasury Notes	0.750	05/31/26	81,695	79,381,372
U.S. Treasury Notes	0.750	08/31/26	40,000	38,565,625
U.S. Treasury Notes	0.875	09/30/26	25,440	24,504,881
U.S. Treasury Notes	1.250	11/30/26	237,240	228,630,783
U.S. Treasury Notes	3.875	09/30/29	4,110	4,101,973
U.S. Treasury Notes	3.875	12/31/29	11,595	11,566,918
U.S. Treasury Notes(k)	4.000	12/15/25	8,210	8,203,265
U.S. Treasury Notes	4.000	01/15/27	68,890	68,836,180
U.S. Treasury Notes	4.125	02/28/27	9,580	9,594,969
U.S. Treasury Notes	4.250	06/30/29	38,500	38,957,187
U.S. Treasury Notes	4.375	12/15/26	113,060	113,519,306
U.S. Treasury Notes(h)	4.625	09/30/30	67,260	69,272,545
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	544,157
U.S. Treasury Strips Coupon	3.513(s)	11/15/41	23,665	10,464,693
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	74,119
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	340	97,606
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	168,540
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	430	152,618

Total U.S. Treasury Obligations (cost $951,123,279)				940,147,896

	Shares
Affiliated Exchange-Traded Funds 6.0%
PGIM AAA CLO ETF	1,800,000	92,646,000

PGIM Floating Rate Income ETF	50,000	2,517,250

PGIM Ultra Short Bond ETF	2,350,000	116,959,500

Total Affiliated Exchange-Traded Funds (cost $211,496,606)(wa)		212,122,750

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.2%
Chemicals 0.1%
TPC Group, Inc.*	56,219	$1,338,715
Gas Utilities 0.0%
Ferrellgas Partners LP (Class B Stock)*(x)	6,534	863,790
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	10,406	237,506
Codere Group Topco SA (Spain) (Class A2 Stock)*^	14,649	334,349
		571,855
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	28,420	381,311
Oil, Gas & Consumable Fuels 0.0%
Expand Energy Corp.	12,570	1,317,085
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	147,816	1,182,528
Intelsat Emergence SA (Luxembourg)*^	19,703	2
Intelsat Emergence SA (Luxembourg)*	19,703	229,668
		1,412,198

Total Common Stocks (cost $1,648,476)		5,884,954
Preferred Stocks 0.0%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	545	545,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	9,592	113,929

Total Preferred Stocks (cost $584,180)		658,929

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	34	311
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	53,156	10,227

Total Warrants (cost $1,320)		10,538

Total Long-Term Investments (cost $3,571,232,875)		3,593,490,133

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.6%
Affiliated Mutual Funds 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	52,955,908	$52,955,908
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $37,309,257; includes $37,147,222 of cash collateral for securities on loan)(b)(wa)	37,338,742	37,312,605

Total Affiliated Mutual Funds (cost $90,265,165)		90,268,513
Options Purchased*~ 0.0%
(cost $834,386)		730,923

Total Short-Term Investments (cost $91,099,551)		90,999,436

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $3,662,332,426)		3,684,489,569
Options Written*~ (0.1)%
(premiums received $1,692,693)		(1,688,670)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.9% (cost $3,660,639,733)		3,682,800,899
Liabilities in excess of other assets(z) (4.9)%		(172,100,540)

Net Assets 100.0%		$3,510,700,359

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CA—Credit Agricole Securities Inc.
CBOE—Chicago Board Options Exchange
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,449,952 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,397,530; cash collateral of $37,147,222 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$2,454,600	$2,335,500	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	2,389,640	2,268,000	0.1
Diamond Sports Group LLC*	01/02/25	74,408	381,311	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	10,227	0.0

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	$550,450	$545,000	0.0%
Ferrellgas Partners LP (Class B Stock)*	10/25/19	1,794,337	863,790	0.0
Total		$7,263,435	$6,403,828	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at July 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $173,041)^	175	$173,041	$—	$—
Unfunded loan commitments outstanding at July 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $70,496)^	72	$70,974	$478	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $117,494)^	119	118,289	796	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,200,000)	1,200	1,212,000	12,000	—
		$1,401,263	$13,274	$—
Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $2,142,305)	3.000%	TBA	09/15/25	$(2,500)	$(2,139,520)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		182		455	$1,138
(cost $2,563)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.60		—	EUR	3,633	$137
Currency Option EUR vs TRY	Call	CITI	08/14/25	99.00		—	EUR	7,385	645
Currency Option EUR vs TRY	Call	JPM	08/21/25	99.00		—	EUR	12,714	5,641
Currency Option EUR vs TRY	Call	JPM	08/26/25	99.00		—	EUR	3,639	1,671
Currency Option USD vs BRL	Call	MSI	08/05/25	6.50		—		4,255	1
Currency Option USD vs BRL	Call	MSI	08/26/25	6.80		—		2,554	205
Currency Option USD vs CNH	Call	DB	09/24/25	7.95		—		50,667	369
Currency Option USD vs COP	Call	HSBC	08/21/25	5,000.00		—		2,977	130
Currency Option USD vs JPY	Call	CITI	08/14/25	170.00		—		4,248	2
Currency Option USD vs KRW	Call	JPM	08/20/25	1,550.00		—		4,249	22
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00		—		11,836	19
Currency Option USD vs MXN	Call	JPM	08/27/25	22.00		—		3,846	240
Currency Option USD vs TRY	Call	JPM	08/01/25	80.00		—		2,127	—
Currency Option USD vs TRY	Call	JPM	08/08/25	80.00		—		4,266	414
Currency Option USD vs TRY	Call	JPM	08/15/25	90.00		—		2,122	479
Currency Option USD vs TRY	Call	JPM	08/27/25	99.00		—		2,130	995
Currency Option USD vs TRY	Call	JPM	08/28/25	99.00		—		4,259	2,207
Currency Option USD vs TWD	Call	JPM	08/27/25	33.00		—		4,259	133

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Option Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Put	BARC	08/21/25	150.00		—	EUR	5,447	$21
Currency Option EUR vs USD	Put	CITI	08/05/25	1.05		—	EUR	10,818	—
Currency Option USD vs BRL	Put	MSI	08/07/25	4.90		—		2,131	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		21,318	388
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		6,142	112
Currency Option USD vs JPY	Put	CITI	08/21/25	130.00		—		6,373	28
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00		—		11,836	23,489
Currency Option USD vs TWD	Put	MSI	08/05/25	24.00		—		2,127	—
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		4,236	4
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		4,236	4
Currency Option USD vs ZAR	Put	CITI	08/27/25	16.00		—		2,555	8
Total OTC Traded (cost $178,838)									$37,364

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.390%	4,885		$—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%	4,885		13,492
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	407,760		678,929
Total OTC Swaptions (cost $652,985)									$692,421
Total Options Purchased (cost $834,386)									$730,923
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		83		208	$(519)
(premiums received $397)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.25		—	EUR	3,633	$(36,312)
Currency Option EUR vs TRY	Call	CITI	08/14/25	50.00		—	EUR	7,385	(21,286)
Currency Option EUR vs TRY	Call	JPM	08/21/25	50.50		—	EUR	12,714	(65,224)
Currency Option EUR vs TRY	Call	JPM	08/26/25	50.50		—	EUR	3,639	(22,515)
Currency Option USD vs BRL	Call	MSI	08/05/25	5.55		—		4,255	(49,785)
Currency Option USD vs BRL	Call	MSI	08/26/25	5.69		—		2,554	(25,102)
Currency Option USD vs COP	Call	HSBC	08/21/25	4,150.00		—		2,977	(55,658)
Currency Option USD vs JPY	Call	CITI	08/14/25	145.00		—		4,248	(156,942)
Currency Option USD vs KRW	Call	JPM	08/20/25	1,400.00		—		4,249	(27,612)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00		—		11,836	(193,796)
Currency Option USD vs MXN	Call	JPM	08/27/25	19.20		—		3,846	(16,884)
Currency Option USD vs TRY	Call	JPM	08/15/25	42.70		—		2,122	(6,210)
Currency Option USD vs TRY	Call	JPM	08/27/25	42.50		—		2,130	(14,044)
Currency Option USD vs TRY	Call	JPM	08/28/25	42.60		—		4,259	(28,698)
Currency Option USD vs TWD	Call	JPM	08/27/25	30.00		—		4,259	(29,246)
Currency Option EUR vs JPY	Put	BARC	08/21/25	172.00		—	EUR	5,447	(45,161)
Currency Option EUR vs USD	Put	CITI	08/05/25	1.17		—	EUR	10,818	(293,219)
Currency Option USD vs BRL	Put	MSI	08/07/25	5.45		—		2,131	(505)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		13,730	(82,491)
Currency Option USD vs JPY	Put	CITI	08/21/25	148.00		—		6,373	(22,393)
Currency Option USD vs TWD	Put	MSI	08/05/25	28.00		—		2,127	(5)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		2,118	(626)

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		2,118	$(626)
Currency Option USD vs ZAR	Put	CITI	08/27/25	17.70		—		2,555	(6,100)
Total OTC Traded (premiums received $1,131,626)									$(1,200,440)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)	9,770		$(5,111)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	407,760		(216,983)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	407,760		(265,617)
Total OTC Swaptions (premiums received $560,670)									$(487,711)
Total Options Written (premiums received $1,692,693)									$(1,688,670)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,999	3 Month CME SOFR	Sep. 2025	$477,948,406	$(225,333)
334	10 Year U.S. Ultra Treasury Notes	Sep. 2025	37,768,095	88,996
576	20 Year U.S. Treasury Bonds	Sep. 2025	65,772,000	1,135,244
				998,907
Short Positions:
87	30 Day Federal Funds	Aug. 2025	34,684,962	(1,040)
462	3 Month CME SOFR	Dec. 2025	110,608,575	181,330
406	3 Month CME SOFR	Mar. 2026	97,409,550	181,957
406	3 Month CME SOFR	Jun. 2026	97,622,700	192,107
2,452	2 Year U.S. Treasury Notes	Sep. 2025	507,525,690	822,081
247	5 Year Euro-Bobl	Sep. 2025	33,055,645	208,001
3,900	5 Year U.S. Treasury Notes	Sep. 2025	421,870,332	(777,912)
26	10 Year Euro-Bund	Sep. 2025	3,848,355	33,331
703	10 Year U.S. Treasury Notes	Sep. 2025	78,076,938	(37,688)
1,610	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	188,873,125	(4,025,150)
840	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Sep. 2025	119,057,400	(536,251)
222	Euro Schatz Index	Sep. 2025	27,120,732	89,750
				(3,669,484)
				$(2,670,577)
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	GSI	BRL	120,804	$21,790,880	$21,551,933	$—	$(238,947)
Expiring 08/04/25	GSI	BRL	55,754	9,969,000	9,946,654	—	(22,346)
Expiring 09/03/25	GSI	BRL	108,555	19,289,124	19,214,523	—	(74,601)
British Pound,
Expiring 10/22/25	HSBC	GBP	191	258,165	251,803	—	(6,362)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	1,959,584	2,120,000	2,014,872	—	(105,128)
Expiring 09/17/25	DB	CLP	2,360,589	2,541,000	2,427,191	—	(113,809)
Chinese Renminbi,
Expiring 09/17/25	JPM	CNH	54,772	7,666,000	7,625,564	—	(40,436)
Euro,
Expiring 08/06/25	CITI	EUR	12,113	14,051,000	13,828,850	—	(222,150)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/22/25	UAG	EUR	719	$848,277	$824,996	$—	$(23,281)
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	795,247	2,305,815	2,259,250	—	(46,565)
Indian Rupee,
Expiring 08/29/25	HSBC	INR	591,008	6,865,000	6,742,720	—	(122,280)
Expiring 09/17/25	DB	INR	628,337	7,263,000	7,161,171	—	(101,829)
Expiring 09/17/25	MSI	INR	666,837	7,598,298	7,599,955	1,657	—
Expiring 09/17/25	UAG	INR	1,604,383	18,680,375	18,285,196	—	(395,179)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	15,738,575	951,000	952,431	1,431	—
Expiring 09/17/25	HSBC	IDR	402,456,000	24,644,438	24,354,912	—	(289,526)
Expiring 09/17/25	HSBC	IDR	131,038,557	8,034,000	7,929,892	—	(104,108)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	1,441,142	9,779,172	9,645,573	—	(133,599)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	142,395	7,328,382	7,508,428	180,046	—
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	198,041	6,645,000	6,648,645	3,645	—
Expiring 09/17/25	MSI	TWD	135,890	4,705,000	4,562,102	—	(142,898)
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	12,056	3,383,340	3,351,150	—	(32,190)
Expiring 09/17/25	CITI	PEN	12,022	3,383,340	3,341,491	—	(41,849)
Expiring 09/17/25	CITI	PEN	9,954	2,780,035	2,766,829	—	(13,206)
Expiring 09/17/25	CITI	PEN	5,725	1,603,140	1,591,242	—	(11,898)
Expiring 09/17/25	CITI	PEN	5,271	1,461,422	1,465,119	3,697	—
Expiring 09/17/25	CITI	PEN	4,957	1,384,693	1,377,881	—	(6,812)
Expiring 09/17/25	DB	PEN	11,348	3,184,320	3,154,138	—	(30,182)
Expiring 09/17/25	MSI	PEN	15,211	4,170,112	4,227,951	57,839	—
Expiring 09/17/25	SCB	PEN	13,676	3,795,900	3,801,386	5,486	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	254,314	4,438,980	4,362,002	—	(76,978)
Expiring 09/17/25	BOA	PHP	202,565	3,523,000	3,474,415	—	(48,585)
Expiring 09/17/25	CITI	PHP	204,251	3,573,000	3,503,318	—	(69,682)
Expiring 09/17/25	HSBC	PHP	591,175	10,564,239	10,139,866	—	(424,373)
Expiring 09/17/25	HSBC	PHP	353,656	6,130,020	6,065,922	—	(64,098)
Expiring 09/17/25	MSI	PHP	203,804	3,573,000	3,495,657	—	(77,343)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	5,232	1,433,030	1,394,448	—	(38,582)
South African Rand,
Expiring 09/17/25	BARC	ZAR	116,178	6,516,523	6,356,152	—	(160,371)
South Korean Won,
Expiring 09/17/25	MSI	KRW	12,759,473	9,247,000	9,170,546	—	(76,454)
Expiring 09/17/25	SCB	KRW	18,925,043	13,921,000	13,601,892	—	(319,108)
Thai Baht,
Expiring 09/17/25	HSBC	THB	181,655	5,644,000	5,580,226	—	(63,774)
Expiring 09/17/25	HSBC	THB	181,203	5,644,000	5,566,356	—	(77,644)
Expiring 09/17/25	UAG	THB	77,556	2,374,000	2,382,440	8,440	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	159,145	3,850,815	3,875,226	24,411	—
Expiring 08/13/25	HSBC	TRY	159,145	3,845,139	3,875,226	30,087	—
				$292,756,974	$289,257,540	316,739	(3,816,173)

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	GSI	BRL	108,555	$19,436,909	$19,366,640	$70,269	$—
Expiring 08/04/25	MSI	BRL	68,003	12,439,000	12,131,947	307,053	—
British Pound,
Expiring 10/22/25	MSI	GBP	632	839,145	834,970	4,175	—
Expiring 10/22/25	TD	GBP	51,339	68,828,054	67,853,957	974,097	—
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	91,287	12,701,000	12,709,354	—	(8,354)
Expiring 09/17/25	HSBC	CNH	217,056	30,443,496	30,219,552	223,944	—
Expiring 09/17/25	HSBC	CNH	126,155	17,673,000	17,563,911	109,089	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	26,166,215	6,218,000	6,220,000	—	(2,000)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	254,080	12,033,374	11,823,311	210,063	—
Euro,
Expiring 10/22/25	BARC	EUR	80,194	93,761,374	92,023,005	1,738,369	—
Expiring 10/22/25	BNP	EUR	6,848	7,990,804	7,857,965	132,839	—
Expiring 10/22/25	DB	EUR	59,385	69,921,635	68,144,709	1,776,926	—
Expiring 10/22/25	JPM	EUR	165	194,864	188,996	5,868	—
Expiring 10/22/25	SSB	EUR	80,194	94,179,185	92,023,004	2,156,181	—
Expiring 10/22/25	TD	EUR	328	377,902	376,061	1,841	—
Expiring 10/22/25	UAG	EUR	78,130	91,944,711	89,654,178	2,290,533	—
Indian Rupee,
Expiring 09/17/25	JPM	INR	955,057	10,965,000	10,884,812	80,188	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	72,829,215	4,452,480	4,407,312	45,168	—
Expiring 09/17/25	BOA	IDR	48,532,032	2,968,320	2,936,951	31,369	—
Expiring 09/17/25	DB	IDR	96,089,139	5,867,000	5,814,903	52,097	—
Expiring 09/17/25	HSBC	IDR	80,874,105	4,947,200	4,894,154	53,046	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	61,249	3,152,450	3,229,624	—	(77,174)
Expiring 09/17/25	DB	MXN	61,181	3,152,450	3,226,067	—	(73,617)
Expiring 09/17/25	DB	MXN	51,917	2,702,100	2,737,583	—	(35,483)
Expiring 09/17/25	MSI	MXN	38,988	2,034,000	2,055,808	—	(21,808)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	155,246	5,313,000	5,211,925	101,075	—
Expiring 09/17/25	CA	TWD	720,589	24,511,925	24,191,674	320,251	—
Expiring 09/17/25	DB	TWD	154,886	5,313,000	5,199,849	113,151	—
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	19,744	15,470,544	15,263,982	206,562	—
Expiring 09/17/25	BOA	SGD	14,585	11,428,500	11,275,316	153,184	—
Expiring 09/17/25	GSI	SGD	19,209	15,035,470	14,850,293	185,177	—
Expiring 09/17/25	JPM	SGD	14,582	11,428,500	11,272,992	155,508	—
Expiring 09/17/25	MSI	SGD	9,526	7,405,530	7,364,475	41,055	—
South African Rand,
Expiring 09/17/25	GSI	ZAR	52,030	2,873,000	2,846,581	26,419	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	31,971,007	23,773,978	22,978,347	795,631	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	689,947	21,349,997	21,194,343	155,654	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	327,573	7,938,000	7,976,530	—	(38,530)
				$731,064,897	$718,805,081	12,516,782	(256,966)
						$12,833,521	$(4,073,139)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	2,000	$290,451	$52	$290,399	BARC
Dominican Republic	06/20/30	1.000%(Q)	2,000	56,684	52	56,632	BARC
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	2,000	(65,496)	52	(65,548)	BARC
Federal Republic of Nigeria	06/20/30	1.000%(Q)	2,000	297,424	52	297,372	BARC
Federation of Malaysia	06/20/30	1.000%(Q)	3,000	(81,818)	78	(81,896)	BARC
Federative Republic of Brazil	06/20/30	1.000%(Q)	9,000	183,054	233	182,821	BARC
Kingdom of Bahrain	06/20/30	1.000%(Q)	2,000	62,671	52	62,619	BARC
Kingdom of Morocco	06/20/30	1.000%(Q)	2,000	(22,430)	52	(22,482)	BARC
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	5,000	(93,720)	129	(93,849)	BARC
People’s Republic of China	06/20/30	1.000%(Q)	9,000	(246,624)	233	(246,857)	BARC
Republic of Argentina	06/20/30	1.000%(Q)	2,000	511,873	52	511,821	BARC
Republic of Chile	06/20/30	1.000%(Q)	6,000	(125,984)	155	(126,139)	BARC
Republic of Colombia	06/20/30	1.000%(Q)	7,000	301,466	181	301,285	BARC
Republic of Indonesia	06/20/30	1.000%(Q)	8,000	(107,549)	207	(107,756)	BARC
Republic of Ivory Coast	06/20/30	1.000%(Q)	2,000	210,813	52	210,761	BARC
Republic of Panama	06/20/30	1.000%(Q)	2,000	62,928	52	62,876	BARC
Republic of Peru	06/20/30	1.000%(Q)	3,000	(34,548)	78	(34,626)	BARC
Republic of Philippines	06/20/30	1.000%(Q)	3,000	(57,770)	78	(57,848)	BARC
Republic of South Africa	06/20/30	1.000%(Q)	9,000	327,097	233	326,864	BARC
Republic of Turkey	06/20/30	1.000%(Q)	9,000	665,034	233	664,801	BARC
Sultanate of Oman	06/20/30	1.000%(Q)	2,000	(22,331)	52	(22,383)	BARC
United Mexican States	06/20/30	1.000%(Q)	9,000	24,815	233	24,582	BARC
				$2,136,040	$2,591	$2,133,449

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	100,000	1.536%	$(2,190,401)	$(30,504)	$(2,159,897)	BARC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	13,570	*	$35,247	$(4,321)	$39,568	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	1,950	$(308,152)	$(240,067)	$(68,085)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	1,950	(315,721)	(265,021)	(50,700)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	1,950	(282,225)	(172,403)	(109,822)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	1,950	(216,413)	(192,752)	(23,661)	GSI

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		1,950	$(315,794)	$(286,706)	$(29,088)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		1,950	(172,873)	(199,876)	27,003	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		1,950	(322,732)	(275,030)	(47,702)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		1,950	(332,171)	(64,339)	(267,832)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(291,881)	(249,821)	(42,060)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		1,950	(323,565)	(252,842)	(70,723)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		1,950	(316,185)	(268,090)	(48,095)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)		1,950	(311,960)	(216,474)	(95,486)	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(12,893)	45,667	(58,560)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		15,000	(257,018)	(94,565)	(162,453)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(171,346)	—	(171,346)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		5,000	(85,673)	(31,522)	(54,151)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		1,950	(325,904)	(280,462)	(45,442)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)		1,950	(315,087)	(226,723)	(88,364)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		1,950	25,932	6,541	19,391	GSI
Organon & Co.	06/20/29	5.000%(Q)		1,950	(169,897)	(192,752)	22,855	GSI
PG&E Corp.	06/20/29	5.000%(Q)		1,950	(231,588)	(233,371)	1,783	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(290,201)	(242,309)	(47,892)	GSI
Republic of Panama	06/20/28	1.000%(Q)		3,740	17,257	24,264	(7,007)	CITI
Republic of Romania	12/20/29	1.000%(Q)	EUR	4,500	59,351	153,113	(93,762)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(110,111)	53,240	(163,351)	GSI
Safeway, Inc.	06/20/29	5.000%(Q)		1,950	(329,793)	(286,706)	(43,087)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		1,950	(320,618)	(268,090)	(52,528)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		1,950	(290,517)	(245,306)	(45,211)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)		1,950	(336,156)	(273,484)	(62,672)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		1,950	(322,815)	(266,555)	(56,260)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		1,950	(235,131)	(187,798)	(47,333)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		1,950	(289,573)	(261,199)	(28,374)	GSI
					$(7,501,453)	$(5,491,438)	$(2,010,015)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	3,030	0.225%	$12,649	$8,418	$4,231	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	835	*	(1,143)	—	(1,143)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	665	*	2,661	—	2,661	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	3,030	0.248%	12,383	8,534	3,849	GSI
General Motors Co.	06/20/26	5.000%(Q)	2,230	0.358%	103,729	76,973	26,756	GSI
Halliburton Co.	12/20/26	1.000%(Q)	910	0.294%	9,786	2,419	7,367	GSI
Hellenic Republic	06/20/27	1.000%(Q)	750	0.166%	12,328	9,870	2,458	BARC
Hellenic Republic	12/20/27	1.000%(Q)	565	0.217%	10,823	8,530	2,293	BARC
Kingdom of Norway	12/20/25	—%(Q)	10,000	0.039%	(1,524)	(1,911)	387	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)	5,300	1.000%	6,080	(92,520)	98,600	BARC
Morgan Stanley	12/20/25	1.000%(Q)	3,030	0.229%	12,609	8,418	4,191	GSI
Pacific Life	08/20/35	2.500%(Q)	1,000	2.634%	(7,391)	(4)	(7,387)	GSI
Petroleos Mexicanos	12/24/25	3.750%(Q)	2,018	1.946%	16,148	—	16,148	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q)	5,800	*	72,468	—	72,468	GSI
Petroleos Mexicanos^	05/07/26	4.750%(Q)	3,984	*	89,291	—	89,291	GSI
Republic of Panama	06/20/28	1.000%(Q)	3,740	1.213%	(17,257)	(74,089)	56,832	CITI
Republic of Serbia	06/20/29	1.000%(Q)	520	1.334%	(5,597)	(8,264)	2,667	BARC
Simon Property Group LP	06/20/26	1.000%(Q)	1,980	0.181%	16,530	4,071	12,459	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	2,915	1.025%	2,767	(12,728)	15,495	GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	1,790	0.232%	$14,151	$11,424	$2,727	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	680	0.261%	5,201	2,525	2,676	GSI
					$366,692	$(48,334)	$415,026

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	6,000	$(199,962)	$(468,336)	$(268,374)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2025:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,883	1 Day SOFR(A)/ 4.390%	JPM	09/27/29	$(311,015)	$—	$(311,015)

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	$(28,953)	$79,838	$108,791
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	1,652,770	1,082,358	(570,412)
GBP	15,090	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	(212,222)	(180,813)	31,409
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(30,882)	250,052	280,934
	24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(53,600)	(53,600)
	45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(222,734)	(222,734)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	2,236	(96,626)	(98,862)
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 4.390%	1,776,548	974,596	(801,952)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 4.390%	—	33,555	33,555
	91,780	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(1,449,376)	(1,449,376)
	41,330	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(645,461)	(645,461)
	7,820	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.390%	(55,117)	(375,411)	(320,294)
	24,771	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.390%	—	617,432	617,432
	3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	1,540,576	1,572,133	31,557
	42,715	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	624,695	1,163,719	539,024
	6,930	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.390%	53,717	419,517	365,800
	31,500	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.390%	—	1,305,226	1,305,226
	13,780	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.390%	(252,471)	(181,078)	71,393
					$5,070,897	$4,293,327	$(777,570)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.390%	JPM	12/22/25	(90,630)	$(1,742,109)	$—	$(1,742,109)
Total Return Benchmark Bond Index(T)††	1 Day SOFR -54bps(T)/ 3.850%	JPM	09/19/25	(53,916)	(5,111)	—	(5,111)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(2,944)	15,504	—	15,504
					$(1,731,716)	$—	$(1,731,716)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of July 31, 2025, termination date 09/19/2025:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	3,625,764	$ 4,010,675	1.58%
Morgan Stanley	3,625,764	3,654,173	1.44%
Northrop Grumman Corp.	3,625,764	3,451,967	1.36%
United Parcel Service, Inc.	3,625,764	3,450,468	1.36%
Fox Corp.	3,625,764	3,394,842	1.34%
Telefonica Emisiones, S.A.U.	3,625,764	3,393,725	1.34%
Wells Fargo & Co.	3,625,764	3,340,139	1.32%
Keurig Dr Pepper, Inc.	3,625,764	3,282,827	1.29%
The Walt Disney Co.	3,625,764	3,277,516	1.29%
Conagra Brands, Inc.	3,625,764	3,242,681	1.28%
FedEx Corp.	3,625,764	3,228,995	1.27%
HCA, Inc.	3,625,764	3,226,220	1.27%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Walgreens Boots Alliance, Inc.	3,625,764	$3,161,928	1.25%
Cigna Corp.	3,625,764	3,156,858	1.24%
Thermo Fisher Scientific, Inc.	3,625,764	3,050,424	1.20%
ExxonMobil Corp.	3,625,764	3,048,671	1.20%
Bristol-Myers Squibb Co.	3,625,764	3,040,573	1.20%
T-Mobile USA, Inc.	3,625,764	3,026,985	1.19%
Johnson & Johnson	3,625,764	2,943,153	1.16%
Eli Lilly and Co.	3,625,764	2,939,111	1.16%
Intel Corp.	3,625,764	2,930,782	1.15%
Bank of America Corp.	3,625,764	2,929,134	1.15%
McDonald’s Corp.	3,625,764	2,925,343	1.15%
Fiserv, Inc.	3,625,764	2,908,012	1.15%
Vodafone Group PLC	3,625,764	2,899,886	1.14%
Progressive Corp.	3,625,764	2,871,295	1.13%
Mastercard, Inc.	3,625,764	2,864,156	1.13%
Enterprise Products Operating LLC	3,625,764	2,862,133	1.13%
Paramount Group, Inc.	3,625,764	2,858,304	1.13%
Deere & Co.	3,625,764	2,834,434	1.12%
Union Electric Co.	3,625,764	2,791,351	1.10%
Dollar General Corp.	3,625,764	2,782,840	1.10%
Equinor ASA	3,625,764	2,780,807	1.10%
NVIDIA Corp.	3,625,764	2,756,798	1.09%
Global Payments, Inc.	3,625,764	2,730,173	1.08%
Becton, Dickinson & Co.	3,625,764	2,705,695	1.07%
Rogers Communications, Inc.	3,625,764	2,690,347	1.06%
Oracle Corp.	3,625,764	2,681,828	1.06%
Humana, Inc.	3,625,764	2,658,133	1.05%
B.A.T. Capital Corp.	3,625,764	2,649,216	1.04%
eBay, Inc.	3,625,764	2,642,534	1.04%
Verizon Communications, Inc.	3,625,764	2,625,852	1.03%
Altria Group, Inc.	3,625,764	2,606,838	1.03%
Entergy Corp.	3,625,764	2,603,640	1.03%
Nike, Inc.	3,625,764	2,597,587	1.02%
Suncor Energy, Inc.	3,625,764	2,579,563	1.02%
Caterpillar, Inc.	3,625,764	2,559,258	1.01%
Brookfield Finance, Inc.	3,625,764	2,553,350	1.01%
Kinder Morgan, Inc.	3,625,764	2,540,325	1.00%
Southern California Edison Co.	3,625,764	2,532,961	1.00%
		$147,274,506

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Absolute Return Bond Fund